Supplementary information on oil and gas activities (unaudited) - Summary of costs capitalized as well as expensed that were incurred (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Acquisition of properties
Exploration		$ (138)	$ (16)	$ (736)
Argentina [Member]
Acquisition of properties
Proved		0	0	(68,743)
Unproved		0	0	0
Total acquisition of properties		0	0	(68,743)
Exploration				0
Development	[1]	(1,055,599)	(615,481)	(426,991)
Total costs incurred		(1,055,599)	(615,481)	(495,734)
Mexico [Member]
Acquisition of properties
Proved		0
Unproved		0		0
Total acquisition of properties		0		0
Exploration				(624)
Development	[1]	(2,472)	(17,283)	(4,368)
Total costs incurred		$ (2,472)	$ (17,283)	$ (4,992)

[1]	Including the re-estimation of well plugging and abandonment (Note 13).